INCOME TAXES (Details 5) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of period	$ 35.1	$ 36.1	$ 36.1	$ 34.5
Increases for current year tax positions			0.0	2.2
Increases for prior year tax positions			0.2	0.2
Reductions due to statute of limitations			0.0	(0.4)
Decreases for prior year tax positions	(1.6)	0.0	0.0	(0.3)
Decreases due to tax settlements			(1.2)	(0.1)
Balance at end of period	$ 33.5	$ 36.1	$ 35.1	$ 36.1